Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The significant components of income tax expense (benefit) from continuing operations were as follows.

Year ended December 31, ($ in millions)	2015	2014	2013
Current income tax expense (benefit)
U.S. federal	$—	$(3)	$—
Foreign	6	8	4
State and local	3	5	—
Total current expense	9	10	4
Deferred income tax expense (benefit)
U.S. federal	454	270	(67)
Foreign	1	2	(1)
State and local	32	39	5
Total deferred expense (benefit)	487	311	(63)
Total income tax expense (benefit) from continuing operations	$496	$321	$(59)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax expense (benefit) from continuing operations with the amounts at the statutory U.S. federal income tax rate is shown in the following table.

Year ended December 31, ($ in millions)	2015	2014	2013
Statutory U.S. federal tax expense	$488	$436	$125
Change in tax resulting from
State and local income taxes, net of federal income tax benefit	38	48	16
Effect of valuation allowance change	(26)	(64)	(154)
Nondeductible expenses	14	31	26
Tax credits	(12)	(10)	(45)
Changes in unrecognized tax benefits	(5)	(63)	(10)
Tax law enactment	—	(39)	(44)
Other, net	(1)	(18)	27
Total income tax expense (benefit) from continuing operations	$496	$321	$(59)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of deferred tax assets and liabilities are reflected in the following table.

December 31, ($ in millions)	2015	2014
Deferred tax assets
Tax credit carryforwards	$1,941	$1,911
Tax loss carryforwards	950	1,158
Adjustments to loan value	311	520
State and local taxes	194	227
Unearned insurance premiums	141	141
Hedging transactions	99	139
Other	212	210
Gross deferred tax assets	3,848	4,306
Valuation allowance	(582)	(734)
Deferred tax assets, net of valuation allowance	3,266	3,572
Deferred tax liabilities
Lease transactions	1,273	1,148
Deferred acquisition costs	403	378
Debt transactions	162	161
Other	69	78
Gross deferred tax liabilities	1,907	1,765
Net deferred tax assets (a)	$1,359	$1,807

(a)
Total net deferred tax assets includes $1,369 million of net deferred tax assets included in other assets on our Consolidated Balance Sheet for tax jurisdictions in a total net deferred tax asset position and $10 million included in accrued expenses and other liabilities on our Consolidated Balance Sheet for tax jurisdictions in a total net deferred tax liability position at December 31, 2015.

Schedule of Deferred tax assets and related valuation allowances recognized for the net operating and other loss carryforwards and tax credit carryforwards [Table Text Block]
The following table summarizes net deferred tax assets including related valuation allowances at December 31, 2015.

($ in millions)	Deferred Tax Asset/(Liability)		Valuation Allowance	Net Deferred Tax Asset/(Liability)	Years of Expiration
Tax credit carryforwards
Foreign tax credits	$1,748		$(472)	$1,276	2016 - 2025
General business credits	173		—	173	2032 - 2035
AMT credits	20		—	20	n/a
Total tax credit carryforwards	1,941		(472)	1,469
Tax loss carryforwards
Net operating losses — federal	950		—	950	2031 - 2033
Net operating losses — state	208	(a)	(77)	131	2016 - 2035
Capital losses — state	28	(a)	(28)	—	2016 - 2017
Total tax loss carryforwards	1,186		(105)	1,081
Other deferred tax assets	721		(5)	716	n/a
Deferred tax assets	3,848		(582)	3,266
Deferred tax liabilities	(1,907)		—	(1,907)	n/a
Net deferred tax assets	$1,941		$(582)	$1,359

(a)	State net operating loss and capital loss carryforwards are included in the state and local taxes total disclosed in our deferred inventory table above.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
The following table provides a reconciliation of the beginning and ending amount of unrecognized tax benefits.

($ in millions)	2015	2014	2013
Balance at January 1,	$191	$262	$102
Additions based on tax positions related to the current year	—	—	174
Additions for tax positions of prior years	7	9	1
Settlements	(10)	(79)	(14)
Expiration of statute of limitations	(3)	(1)	(1)
Balance at December 31,	$185	$191	$262